UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               ---------------------------
Check here if Amendment []; Amendment Number:
                                               -------

This Amendment (Check only one.):               [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      NOBLE PARTNERS, L.P.
           --------------------------------------------
Address:   265 FRANKLIN ST., 21ST FLOOR
           --------------------------------------------
           BOSTON, MA 02110
           --------------------------------------------


Form 13F File Number: 28-11605
                     -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   GEORGE L. NOBLE
        -------------------------------------------------
Title:  PRESIDENT, PEAK ASSET MGT., INC., GENERAL PARTNER, NOBLE PARTNERS, L.P.
        -------------------------------------------------
Phone:  617-646-6500
        -------------------------------------------------

Signature,  Place,  and  Date  of  Signing:

      /s/ GEORGE L. NOBLE                    BOSTON, MA              11/14/2011
---------------------------------  ---------------------------------  ---------
          [Signature]                       [City, State]               [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $       23,142
                                         --------------
                                         (In Thousands)

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.          NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ACADIA PHARMACEUTICALS INC   COM            004225108       22   20,000 SH       SOLE                 20,000      0    0
AKORN INC                    COM            009728106    1,014  130,000 SH       SOLE                130,000      0    0
ALLERGAN INC                 COM            018490102      906   11,000 SH       SOLE                 11,000      0    0
AMARIN CORP PLC              SPONS ADR NEW  023111206      276   30,000 SH       SOLE                 30,000      0    0
ARIAD PHARMACEUTICALS INC    COM            04033A100      352   40,000 SH       SOLE                 40,000      0    0
BANRO CORP                   COM            066800103      257   65,500 SH       SOLE                 65,500      0    0
BIOSANTE PHARMACEUTICALS INC COM NEW        09065V203      296  130,000 SH       SOLE                130,000      0    0
CARDIOME PHARMA CORP         COM NEW        14159U202      316   96,100 SH       SOLE                 96,100      0    0
CUBIST PHARMACEUTICALS INC   COM            229678107      883   25,000 SH       SOLE                 25,000      0    0
DENDREON CORP                COM            24823Q107      180   20,000 SH       SOLE                 20,000      0    0
ELAN PLC                     ADR            284131208      421   40,000 SH       SOLE                 40,000      0    0
GOLAR LNG PARTNERS LP        COM UNIT LPI   Y2745C102    1,918   75,000 SH       SOLE                 75,000      0    0
HUMAN GENOME SCIENCES INC    COM            444903108      381   30,000 SH       SOLE                 30,000      0    0
JAZZ PHARMACEUTICALS INC     COM            472147107      291    7,000 SH       SOLE                  7,000      0    0
MEDICIS PHARMACEUTICAL CORP  CL A NEW       584690309      547   15,000 SH       SOLE                 15,000      0    0
NORTHGATE MINERALS CORP      COM            666416102      839  250,000 SH       SOLE                250,000      0    0
PERRIGO CO                   COM            714290103      777    8,000 SH       SOLE                  8,000      0    0
SALIX PHARMACEUTICALS INC    COM            795435106      740   25,000 SH       SOLE                 25,000      0    0
TESLA MTRS INC               COM            88160R101    3,903  160,000 SH  PUT  SOLE                160,000      0    0
UNITED STATES NATL GAS FUND  UNIT NEW       912318110    8,105  900,000 SH  PUT  SOLE                900,000      0    0
WELLPOINT INC                COM            94973V107      718   11,000 SH       SOLE                 11,000      0    0